CAPITAL MANAGEMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 16, 2017
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 830,600,000	$ 615,100,000	$ 664,100,000
Short-term investments	6,100,000	119,000,000
Cash and cash equivalents including short-term investments	836,700,000	734,100,000
Long-term debt	408,500,000	398,500,000
Credit facility available for use	499,600,000	499,600,000
Common shares	2,686,800,000	2,680,100,000
Capital Management Liabilities And Equity	3,607,100,000	3,579,700,000
7.0% Senior Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	400,000,000	400,000,000		$ 400,000,000
7.0% Senior Notes | Unamortized Deferred Transactions Costs
Disclosure of detailed information about borrowings [line items]
Unamortized deferred transaction costs	4,100,000	5,000,000
Caterpillar Finance Corporation Equipment Loan
Disclosure of detailed information about borrowings [line items]
Long-term debt	20,700,000	0
Caterpillar Finance Corporation Equipment Loan | Unamortized Deferred Transactions Costs
Disclosure of detailed information about borrowings [line items]
Unamortized deferred transaction costs	$ 300,000	$ 0